SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
SEGMENT INFORMATION
Number of reportable segments	3
Net operating revenues
Total net operating revenues from external customers:	$ 12,435,655	$ 12,318,688	$ 11,293,236
Total intersegment operating revenues:	125,087	99,177	58,899
Depreciation and amortization expense
Depreciation and amortization expense	2,274,870	2,335,204	2,000,496
Operating income/(loss):
Net operating income	1,996,061	2,808,885	2,734,559
Currency exchange and transaction loss (gain)	(102,786)	158,066	(20,238)
Interest income	(84,359)	(62,559)	(84,396)
Interest expense	568,184	656,898	777,287
Equity in net income of associates	(27,929)	(49,443)	(70,649)
Other expenses, net	23,164	6,571	66,924
Income before provision for income taxes	1,619,787	2,099,352	2,065,631
Additions to long-lived assets:
Additions to long-lived assets	2,766,262	2,717,657
Long-lived assets:
Long-lived assets	11,366,432	10,922,511
Total assets:
Assets	14,979,848	15,327,136
Russia
Net operating revenues
Total net operating revenues from external customers:	10,832,400	10,592,359	9,381,845
Total intersegment operating revenues:	37,973	34,968	27,136
Depreciation and amortization expense
Depreciation and amortization expense	1,810,502	1,750,395	1,417,506
Operating income/(loss):
Net operating income	2,945,628	2,776,030	2,674,786
Additions to long-lived assets:
Additions to long-lived assets	2,503,079	2,330,163
Long-lived assets:
Long-lived assets	9,921,503	8,615,865
Total assets:
Assets	12,891,829	12,416,388
Ukraine
Net operating revenues
Total net operating revenues from external customers:	1,160,155	1,104,488	1,056,591
Total intersegment operating revenues:	50,788	43,020	22,191
Depreciation and amortization expense
Depreciation and amortization expense	307,939	346,336	355,375
Operating income/(loss):
Net operating income	307,622	202,001	143,304
Additions to long-lived assets:
Additions to long-lived assets	156,891	140,354
Long-lived assets:
Long-lived assets	757,074	925,794
Total assets:
Assets	1,253,091	1,257,135
Uzbekistan
Net operating revenues
Total net operating revenues from external customers:	270,743	439,277	446,530
Total intersegment operating revenues:	3,766	1,712	1,440
Impairment of goodwill, long-lived assets, and antimonopoly claims
Impairment of goodwill, long-lived assets, and antimonopoly claims	1,029,160
Depreciation and amortization expense
Depreciation and amortization expense	88,671	155,086	118,076
Operating income/(loss):
Net operating income	(1,009,930)	76,305	130,672
Additions to long-lived assets:
Additions to long-lived assets	60,921	138,534
Long-lived assets:
Long-lived assets	307,472	950,200
Total assets:
Assets	369,452	1,140,878
Other
Net operating revenues
Total net operating revenues from external customers:	172,357	182,564	408,270
Total intersegment operating revenues:	32,560	19,477	8,132
Impairment of goodwill, long-lived assets, and antimonopoly claims
Impairment of goodwill, long-lived assets, and antimonopoly claims			137,823
Depreciation and amortization expense
Depreciation and amortization expense	67,758	83,387	109,539
Operating income/(loss):
Net operating income	(243,641)	(244,877)	(215,492)
Additions to long-lived assets:
Additions to long-lived assets	45,371	108,606
Long-lived assets:
Long-lived assets	380,383	430,652
Total assets:
Assets	465,476	512,735
Mobile services
Net operating revenues
Total net operating revenues from external customers:	10,641,327	10,487,988	9,606,354
Fixed line services
Net operating revenues
Total net operating revenues from external customers:	1,794,328	1,830,700	1,686,882
Intercompany eliminations
Operating income/(loss):
Net operating income	$ (3,618)	$ (574)	$ 1,289